Total
Diversified Bond Portfolio
Diversified Bond Portfolio

SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023, for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Diversified Bond Portfolio – At a meeting held on September 20, 2023, the Board of Trustees of Pacific Select Fund (the “Trust”), including a majority of the Independent Trustees, approved Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to serve as the sub-adviser of the Diversified Bond Portfolio effective November 1, 2023, replacing Western Asset Management Company, LLC.

In connection with this sub-adviser change, certain principal investment strategies of the Diversified Bond Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Diversified Bond Portfolio may be sold and new investments purchased in accordance with recommendations by Loomis Sayles. Pacific Life Fund Advisors LLC, the investment adviser to the Diversified Bond Portfolio, may begin this transitioning prior to November 1, 2023, utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Diversified Bond Portfolio – Effective November 1, 2023, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in debt securities.

The Fund may invest in debt securities of any maturity and credit quality.

The Fund is divided into two portions, each of which is managed by a different portfolio management team at the Fund’s sub-adviser. Each team uses different investment strategies in seeking to achieve the investment goal of the Fund. Pacific Life Fund Advisors, LLC (“PLFA”) is the Fund’s investment adviser and selected these two strategies, the Core Plus Full Discretion and Core Plus Relative Return strategies, to be utilized by the Fund because of their different approaches to investing in fixed income. PLFA monitors the performance of each strategy on an ongoing basis. PLFA allocates the Fund’s assets between the two strategies and may change the allocation or rebalance between the two strategies at any time. PLFA allocates assets to each strategy in an effort to increase diversification among securities and investment strategies in seeking to increase the Fund’s potential for investment return while managing its risk and volatility.

The two portions and their corresponding investment strategies are as follows:

Core Plus Full Discretion portion: This strategy employs an opportunistic style based on a bottom-up value-driven investment process combined with a macroeconomic and credit cycle perspective. The strategy emphasizes a long-term view of market developments, with the intention to hold securities through a credit cycle as their fundamental credit characteristics improve. The strategy views the entire spectrum of fixed income markets as a global opportunity set from which to choose the most attractive total return opportunities, regardless of the sector.

Fixed income investments for this portion of the Fund may include securities issued by U.S. and non-U.S. corporations and governments, bank loans and collateralized loan obligations (“CLOs”), commercial and residential mortgage-backed securities and other asset-backed securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and structured notes.

This portion of the Fund will normally invest at least 80% of its assets in investment grade fixed income investments and may invest up to 15% of its assets in fixed income securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

This portion of the Fund may invest up to 30% of its assets in foreign securities, including emerging markets securities, and up to 20% of its assets may be in foreign currency denominated securities. This portion of the Fund may also invest in obligations of supranational entities without limit (supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations, such as the World Bank).

This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.

When selecting securities to buy or sell for this portion of the Fund, the team considers the financial strength of the issuer, current interest rates, current valuations, the team’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the team’s expectations concerning the potential return of those investments.

Core Plus Relative Return portion: This strategy focuses on the credit cycle as the primary driver of interest rates and credit spreads. The investment process primarily looks at macroeconomic factors in its analyses, and is designed to balance yield with capital preservation. The strategy will generally take on greater risk in stable and improving environments when credit valuations are considered to be undervalued, while emphasizing liquidity and quality through economic downturns. The strategy uses security selection based on fundamental, bottom-up credit analysis as an additional source of added value. The strategy is benchmark-aware, and its performance objective is in terms of excess returns above the Fund’s benchmark. The strategy also performs risk management analyses relative to the Fund’s benchmark, with the goal of managing volatility within a reasonable range of benchmark volatility. Traditional risk analytics (including tracking error) are complemented by forward-looking scenario analyses for a more comprehensive risk picture.

Fixed income investments for this portion of the Fund may include securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities, commercial mortgage-backed and other asset-backed securities, and inflation-linked securities. This portion of the Fund may also invest in Rule 144A securities, structured notes, foreign securities (including those in emerging markets) and mortgage-related securities.

This portion of the Fund will normally invest at least 80% of its assets in investment-grade fixed income securities, and may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.

This portion of the Fund expects to maintain a weighted average effective duration within 2 years (plus or minus) of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Bloomberg US Aggregate Bond Index was 6.31 years as of June 30, 2023.

When selecting securities for this portion of the Fund, purchase and sale considerations by the team include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security-specific characteristics, as well as potential currency and liquidity risk. The team also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall strategy.

Effective November 1, 2023, in the Principal Risks subsection, Floating Rate Loan Risk will be deleted; Convertible Securities Risk and Currency Risk will be moved (in that order) to before LIBOR Transition Risk; Restricted Securities Risk will be added after Liquidity Risk; and Conflicts of Interest Risk will be added after Underlying Fund Risk. The disclosures for the new risks to be added are as follows:

Effective November 1, 2023, in the Performance subsection, the following will be added after the first paragraph:

Loomis, Sayles & Company, L.P. began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.